  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 6, 2009

REGISTRATION NO. 333-153813

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

       PRE-EFFECTIVE AMENDMENT NO. __           POST-EFFECTIVE AMENDMENT NO. 1
(Check appropriate box or boxes)

ECLIPSE FUNDS
(Exact Name of Registrant as Specified in Charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010
(Address of Principal Executive Offices)
(212) 576-7000
(Registrant's Area Code and Telephone Number)

MARGUERITE E. H. MORRISON, ESQ.
ECLIPSE FUNDS
51 MADISON AVENUE
NEW YORK, NEW YORK 10010
(Name and Address of Agent for Service)

WITH COPIES TO:

MARGUERITE E. H. MORRISON, ESQ.	SANDER M. BIEBER, ESQ.
ECLIPSE FUNDS	DECHERT LLP
51 MADISON AVENUE	1775 I STREET, N.W.
NEW YORK, NEW YORK 10010	WASHINGTON, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The Registrant hereby amends this Registration Statement under the Securities Act of 1933. It is proposed that this Registration Statement become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended. Accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Explanatory Note

The purpose of this Post-Effective Amendment filing is to file the final and executed (i) Agreement and Plan of Reorganization, and (ii) tax opinion, for the reorganization of the MainStay Small Cap Value Fund with and into the MainStay Small Company Value Fund (previously known as MainStay Small Cap Opportunity Fund).

Registrant hereby incorporates by reference the Proxy Statement/Prospectus and Statement of Additional Information filed as Parts A and B, respectively, in Pre-Effective Amendment number 1 to Registrant's Form N-14 (File Nos. 333-153813) filed with the SEC under the Securities Act of 1933, as amended (the "1933 Act") on November 6, 2008 (Accession Number 0000950123-08-014459).

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     New York Life Insurance Company maintains Directors & Officers Liability Insurance coverage. The policy covers the Directors, Officers and Trustees of New York Life, its subsidiaries and certain affiliates, including Eclipse Funds. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Eclipse Funds incorporates herein by reference the response to Item 27 disclosed in the Registration Statement on Form N-1A of Eclipse Funds filed with the Commission on September 19, 1986.

In addition, each Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Trustee to the fullest extent permitted by law and by the charter and or Declaration and By-laws of the Registrant.

ITEM 16. EXHIBITS

(1) Charter Documents

a.	Agreement and Declaration of Trust of Eclipse Funds – Previously filed with the Trust’s Initial Registration Statement No. 33-08865 on September 19, 1986.*

b.	Amendment to Agreement and Declaration of Trust of Eclipse Funds - Previously filed with the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement No. 33-08865 on January 9, 1987.*

c.
Second Amendment to Agreement and Declaration of Trust of Eclipse Funds. - Previously filed with Post-Effective Amendment No. 17 to the Trust’s Registration Statement No. 33-08865 on February 27, 1998.*

d.	Certificate of Designation for Eclipse Funds - Previously filed with Post-Effective Amendment No. 12 to the Trust’s Registration Statement No. 33-08865 on October 13, 1994.*

e.
Certificate of Redesignation of Series relating to Mid Cap Value Fund (formerly Growth and Income Fund) and Small Cap Value Fund (formerly Equity Fund) for Eclipse Funds - Previously filed with Post-Effective Amendment No. 19 to the Trust’s Registration Statement No. 33-08865 on April 30, 1999.*

f.	Third Amendment to the Declaration of Trust of Eclipse Funds - Previously filed with Post-Effective Amendment No. 23 to the Trust’s Registration Statement No. 33-08865 on February 25, 2002.*

g.	Fourth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 25 to the Trust’s Registration Statement No. 33-08865 on November 7, 2002.*

h.	Fifth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement No. 33-08865 on December 31, 2003.*

i.	Redesignation of Series of Shares of Beneficial Interest - Previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement No. 33-08865 on December 31, 2003.*

j.	Certificate of Termination - Previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement No. 33-08865 on December 31, 2003.*

k.	Sixth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

l.
Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

(2)         By-Laws

a.	By-Laws of Eclipse Funds – Previously filed with the Trust’s Registration Statement No. 33-08865 on September 19, 1986.

b.	By-Laws of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 49 to the Company’s Registration Statement No. 33-36962 on October 26, 2005.*

c.	Amended and Restated By-Laws as of September 27, 2006 – Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

(3)         Not applicable.

(4)         Agreement and Plan of Reorganization - Filed herewith

(5)	See the Declaration of Trust, as amended and Supplemented from time to time and the Amended and Restated By-laws (See above).

(6)         Investment Advisory Contracts

a.
Amended and Restated Management Agreement dated August 1, 2008 between Eclipse Funds and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

i.
Amendment dated September 29, 2008 to Amended and Restated Management Agreement dated August 1, 2008 between Eclipse Funds and New York Life Investment Management – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

ii.
Expense Limitation Agreement between Eclipse Funds and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

iii.
Form of Expense Limitation Agreement, dated April 1, 2008, between Eclipse Funds and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

iv.
Expense Limitation Agreement dated September 29, 2008 between Eclipse Funds and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

b.
Subadvisory Agreement dated January 1, 2009, between New York Life Investment Management LLC and Madison Square Investors LLC – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

i.
Amendment dated January 31, 2009 to Subadvisory Agreement between New York Life Investment Management and Madison Square Investors – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

(7)	Underwriting Contracts

a.
Distribution Agreement between Eclipse Funds and NYLIFE Distributors, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust’s Registration Statement No. 33-08865 on December 29, 2000.*

b.	Form of Soliciting Dealer Agreement - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

(8)	Not Applicable

(9)	Custodian Agreements

a.
Master Custodian Agreement between Eclipse Funds and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

i.
Amendment to Custodian Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

ii.
Amendment to Custodian Agreement with State Street Bank and Trust Company dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

iii.
Amendment dated September 29, 2008 to Custodian Agreement with State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

iv.
Amendment dated February 13, 2009 to Custodian Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

v.
Amendment dated April 30, 2008 to the Custodian Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

b.
Extension Agreement (with regard to Custodian Agreement) dated January 31, 2008, between New York Life Investment Management LLC and State Street Bank and Trust - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

c.
Master Delegation Agreement with Investors Bank and Trust Company dated June 30, 2005 - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

i.
Amendment to Delegation Agreement with Investors Bank and Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

ii.
Amendment to Delegation Agreement with State Street Bank and Trust Company dated June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

iii.
Amendment to Delegation Agreement with State Street Bank and Trust Company, dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

iv.
Amendment to Master Delegation Agreement dated September 29, 2008, between Eclipse Funds and State Street Bank & Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

v.
Amendment dated February 13, 2009 to Master Delegation Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

vi.
Amendment dated April 30, 2008 to the Master Delegation Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

(10)	Rule 12b-1 Plans and 18f-3 Plans

a.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

b.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

c.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

d.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

e.
Plan of Distribution pursuant to Rule 12b-1 for Class R3 shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

f.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 39 to the Trust's Registration Statement No. 33-08865 on February 22, 2008.*

g.	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 -Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*

h.	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 - Previously filed with Post-Effective Amendment No. 39 to the Trust's Registration Statement No. 33-08865 on February 22, 2008.*

(11)	Opinion and consent of counsel as to the legality of the shares being registered - Previously filed with the Trust's Registration Statement on Form N-14, No. 333-153813, on October 2, 2008*

(12)	Opinion and consent of counsel regarding tax matters – Filed herewith.

(13)	Other Material Contracts

a.
Copy of Transfer Agency Agreement between Eclipse Funds and Investors Fiduciary Trust Company. - Previously filed with Post-Effective Amendment No. 6 to the Company's Registration Statement No. 33-08865 on April 30, 1990.*

b.
Transfer Agency and Service Agreement between Eclipse Funds and NYLIM Shareholder Services LLC (d/b/a Eclipse Shareholder Services LLC) - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-08865 on December 29, 2000.*

c.
Copy of Administration Contract between Eclipse Funds and NYLIFE Securities Inc. - Previously filed with Post-Effective Amendment No. 9 to the Trust's Registration Statement No. 33-08865 on April 30, 1991.*

d.
Sub-Transfer Agency and Service Agreement between Mainstay Shareholder Services, Inc. and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-08865 on December 29, 2000.*

i.
Amended Fee Schedule to Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC (formerly Mainstay Shareholder Services, Inc.) and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-08865 on December 29, 2000.*

e.	Shareholder Services Plan for Eclipse Funds (Class R1 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

f.	Shareholder Services Plan for Eclipse Funds (Class R2 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

g.	Shareholder Services Plan for Eclipse Funds (Class R3 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

h.
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No.               33-36962 on April 7, 2006.*

i.
Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*

ii.
Amendment to Fund Sub-Accounting and Sub-Administration Agreement, dated December 7, 2007, between New York Life Investment Management and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 39 to the Trust's Registration Statement No. 33-08865 on February 22, 2008.*

iii.
Extension Agreement (related to Fund Sub-Accounting and Sub-Administration Agreement) dated January 11, 2008, between New York Life Investment Management and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 39 to the Trust's Registration Statement No. 33-08865 on February 22, 2008.*

i.	Form of Indemnification Agreement - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

(14)	Other Opinions

a.	Consent of Independent Registered Public Accounting Firm – Previously filed with Pre-Effective Amendment No. 1 to Registrant's Form N-14, No. 33-153813, on November 6, 2008*

(15)	Not applicable.

(16)	Powers of Attorney - Previously filed with the Trust's Registration Statement on Form N-14, No. 333-153813, on October 2, 2008*

------------------------

* Incorporated herein by reference

Item 17. Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

SIGNATURES

         As required by the Securities Act of 1933, this registration Statement has been signed on behalf of the registrant, in the City of Parsippany and the State of New Jersey on the 6th day of April, 2009.

ECLIPSE FUNDS

/s/ Stephen P. Fisher Stephen P. Fisher President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 6, 2009.

SIGNATURE	TITLE

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ John Y. Kim*	Trustee
John Y. Kim

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Peter Meenan*	Trustee
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Roman L. Weil*	Trustee
Roman L. Weil

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

By: /s/ Marguerite E. H. Morrison
Marguerite E. H. Morrison
As Attorney-in-Fact*

*  Pursuant to Powers of Attorney previously filed.